INVENTORY	12 Months Ended
Jun. 30, 2020
Classes of current inventories [abstract]
INVENTORY

The Company’s inventory only includes purchased products. The Company’s purchased inventory during the year ended June 30, 2020 amounted to $225,424 (June 30, 2019 - $nil). During the year ended June 30, 2020, there was no impairment of inventory (June 30, 2019 - $Nil). Inventory recognized as cost of goods sold amounted to $106,742.